OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2017 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06471

Invesco Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco Trust for Investment
Grade Municipals

NYSE: VGM

2	Letters to Shareholders
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Schedule of Investments
21	Financial Statements
24	Notes to Financial Statements
30	Financial Highlights
31	Approval of Investment Advisory and Sub-Advisory Contracts
33	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means trusting our research-driven insights, having confidence in our investment processes and building portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2                             Invesco Trust for Investment Grade Municipals

Trust Performance

Performance summary
Cumulative total returns, 2/29/16 to 8/31/16
Trust at NAV	5.33%
Trust at Market Value	6.49
S&P Municipal Bond Index▼ (Broad Market Index)	3.35
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	3.98
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	5.92

Market Price Discount to NAV as of 8/31/16	-5.95
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index is composed of market value-weighted investment grade US municipal bonds that seek to measure the performance of US municipals with maturities equal to or greater than five years.

The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of general and insured leverage municipal debt funds tracked by Lipper. These funds either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2016, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day	average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase	shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Trust for Investment Grade Municipals

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎ Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎ Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎ Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

∎ Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                             Invesco Trust for Investment Grade Municipals

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–165.22%(a)
Alabama–3.86%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$4,875	$5,966,415
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(c)	5.00%	09/01/2039	1,275	1,523,179
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(c)	5.00%	09/01/2044	1,275	1,518,053
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(b)(c)	5.00%	06/01/2039	3,225	3,320,750
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(c)	5.25%	07/01/2030	2,500	2,856,475
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(b)	5.00%	01/01/2042	4,995	5,966,278
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	2,525	2,533,358
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(b)	5.00%	09/01/2046	2,700	3,671,271
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,395	3,925,978
				31,281,757

Alaska–0.68%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.50%	10/01/2041	4,755	5,547,991

Arizona–3.04%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,644,066
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(d)(e)	5.00%	07/01/2018	2,560	2,763,827
Series 2008 B, Highway RB(b)(d)(e)	5.00%	07/01/2018	3,835	4,140,343
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	842,790
Series 2010, RB	5.13%	05/15/2040	1,500	1,692,315
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(c)	5.25%	01/01/2032	1,775	1,799,761
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	970	951,638
Series 2009, Education RB	7.13%	01/01/2045	925	915,436
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	510	608,088
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,175	3,610,292
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(b)	5.00%	01/01/2028	3,145	3,450,474
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	1,000	1,199,660
				24,618,690

California–16.75%
Alameda Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2036	2,000	2,439,180
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS–AGM)(c)	6.00%	09/01/2016	685	685,000
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB(b)(d)(e)	5.00%	04/01/2018	6,000	6,420,300
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2028	1,250	983,475
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB(b)	5.00%	12/01/2024	1,175	1,265,663
Series 2008 AE, Water System RB(b)	5.00%	12/01/2025	1,500	1,615,470
Series 2008 AE, Water System RB(b)	5.00%	12/01/2026	1,500	1,615,185
Series 2008 AE, Water System RB(b)	5.00%	12/01/2027	875	942,034
Series 2008 AE, Water System RB(b)	5.00%	12/01/2028	1,500	1,614,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	$1,500	$1,714,875
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,178,640
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(h)	5.30%	08/01/2023	2,310	2,357,979
Series 2008 K, Home Mortgage RB(h)	5.45%	08/01/2028	5,500	5,589,540
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2027	1,415	1,614,105
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2030	1,650	1,877,353
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2037	3,610	4,076,015
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	2,000	2,222,780
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	1,010,292
Series 2016 A, RB(f)	5.00%	12/01/2046	1,380	1,581,590
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,800	2,026,854
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,055	1,192,445
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,845	2,085,367
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	3,800	4,587,588
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,790	3,322,639
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,500	3,141,550
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,850	2,228,695
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	560	576,391
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(b)	5.00%	06/01/2036	5,580	6,404,780
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS–NATL)(c)	5.00%	09/01/2033	585	585,000
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB(e)(g)	0.00%	01/01/2023	10,750	9,825,500
Series 2015, Ref. CAB Toll Road RB (INS–AGM)(c)(g)	0.00%	01/15/2034	4,225	2,423,544
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,695	4,770,073
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,680	5,735,948
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,400	1,685,488
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	6,095,300
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB(b)	5.00%	05/15/2035	1,000	1,140,800
Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,270,660
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,800	2,018,646
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,346,900
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	5.50%	03/01/2018	105	110,412
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/2039	1,700	1,899,852
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	3,415	3,871,551
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	08/01/2036	6,210	7,286,876
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2025	1,165	1,361,873
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2026	2,335	2,723,824
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(b)	5.00%	11/01/2036	5,070	5,989,495
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	710	846,001
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,754,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(b)	5.25%	07/01/2029	$1,440	$1,711,570
Vernon (City of);
Series 2009 A, Electric System RB(d)(e)	5.13%	08/01/2019	835	913,707
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,940	2,161,529
				135,899,454

Colorado–3.72%
Colorado (State of) Board of Governors;
Series 2012 A, University Enterprise System RB (CEP–Colorado Higher Education Intercept Program)(b)	5.00%	03/01/2038	3,000	3,531,510
Series 2012 A, University Enterprise System RB (CEP–Colorado Higher Education Intercept Program)(b)	5.00%	03/01/2041	2,650	3,113,406
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	11/15/2041	4,315	5,243,545
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB(b)(d)(e)	5.00%	05/01/2018	7,300	7,835,455
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	670	670,281
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	505	505,141
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/2030	2,100	2,477,454
Series 2010, Private Activity RB	6.00%	01/15/2034	1,700	1,969,671
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,750	2,091,985
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	855	868,022
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/2036	1,906	1,907,696
				30,214,166

Connecticut–0.70%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(c)(h)	6.60%	07/01/2024	3,580	3,593,783
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(h)	5.50%	04/01/2021	1,800	2,069,892
				5,663,675

District of Columbia–5.25%
District of Columbia,
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/2034	3,525	4,317,455
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/2035	7,050	8,600,789
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,245	2,289,922
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(d)(e)	6.38%	10/01/2019	3,650	4,266,047
Series 2009, Hospital RB(d)(e)	6.50%	10/01/2019	1,100	1,289,827
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB(d)(e)	5.50%	10/01/2017	6,000	6,323,700
Series 2008 A, Ref. Public Utility Sub. Lien RB(b)(d)(e)	5.00%	10/01/2018	1,150	1,254,351
Series 2008 A, Ref. Public Utility Sub. Lien RB(b)(d)(e)	5.00%	10/01/2018	2,350	2,563,239
Series 2013 A, Sub. Lien Public Utility RB(b)	5.00%	10/01/2044	3,080	3,746,389
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,975	7,893,119
				42,544,838

Florida–11.21%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/2017	685	704,838
Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,180
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,200,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of);
Series 2013 C, Airport System RB	5.25%	10/01/2038	$2,380	$2,893,699
Series 2015 A, Airport System RB(h)	5.00%	10/01/2045	2,250	2,654,415
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	3,410	3,527,577
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/2035	1,340	1,600,080
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(f)	6.50%	05/15/2020	1,335	1,337,723
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,450	1,768,072
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(c)	5.95%	07/01/2020	275	294,154
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/2026	1,910	1,996,924
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/2027	1,935	2,022,656
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/2028	2,100	2,194,227
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/2032	2,500	2,613,250
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	2,475	2,902,210
Gramercy Farms Community Development District;
Series 2007 B, Special Assessment RB(i)	5.10%	05/01/2014	550	5
Series 2011, Ref. Special Assessment Conv. CAB RB(j)	6.75%	05/01/2039	2,145	466,023
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(b)(c)(h)	5.38%	10/01/2033	1,450	1,568,625
Series 2008 A, RB (INS–AGC)(b)(c)(h)	5.50%	10/01/2038	3,260	3,537,850
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/2041	10,600	10,633,602
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS–BHAC)(c)(h)	4.50%	09/01/2034	3,130	3,135,916
JEA; Series 2012 Three B, Electric System RB(b)	5.00%	10/01/2039	4,600	5,348,374
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/2025	5,105	5,152,885
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,111,458
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	4,250	4,830,125
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	970	1,136,180
Miami-Dade (County of);
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2028	1,000	1,159,370
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,180	1,400,377
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB(f)	7.00%	10/01/2025	965	978,085
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(i)	6.13%	05/01/2035	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	180	180,193
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	160	159,994
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB(d)(e)	5.88%	11/15/2017	1,650	1,754,742
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)(c)	5.50%	10/01/2023	4,000	4,570,440
Series 2011, Ref. RB(b)	5.00%	10/01/2031	3,860	4,543,645
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(c)(d)	5.35%	05/01/2018	4,675	5,004,587
Reunion East Community Development District;
Series 2005, Special Assessment RB(i)	5.80%	05/01/2036	348	3
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	450	466,731
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(f)	5.25%	10/01/2027	600	622,758
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/2035	1,115	1,117,018
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB(k)	5.38%	01/01/2049	1,875	1,274,925
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	694	7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	$1,208	$845,479
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,167,500
				90,895,994

Georgia–3.43%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	565	639,066
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	305	344,982
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	310	349,612
Atlanta (City of);
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,850	2,157,248
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	2,000	2,332,160
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,850	2,157,248
Series 2015, Ref. Water & Wastewater RB(b)	5.00%	11/01/2040	12,580	15,311,998
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,500	2,899,825
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS–NATL)(c)	6.50%	01/01/2020	1,490	1,619,094
				27,811,233

Hawaii–1.26%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,480	1,688,177
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,417,260
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	3,075	3,467,678
Series 2015 A, Airport System RB(h)	5.00%	07/01/2045	2,255	2,650,414
				10,223,529

Idaho–0.70%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	1,000	1,120,250
Series 2008 A, RB	6.75%	11/01/2037	1,500	1,677,495
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	985	1,012,018
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/2021	1,615	1,890,487
				5,700,250

Illinois–17.16%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,910	1,945,717
Bourbonnais (Village of) (Olivet Nazarene University);
Series 2010, Industrial Project RB	5.50%	11/01/2040	1,100	1,227,457
Series 2013, Industrial Project RB	5.50%	11/01/2042	845	937,781
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(h)	5.50%	01/01/2032	2,770	3,291,342
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/2041	1,275	1,459,747
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Third Lien General Airport RB (INS–AGM)(b)(c)	5.00%	01/01/2033	5,700	5,986,311
Series 2015 C, RB(h)	5.00%	01/01/2046	865	997,198
Series 2015 D, RB	5.00%	01/01/2046	605	719,127
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds(b)	5.00%	12/01/2045	1,785	2,152,175
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(b)	5.25%	12/01/2036	5,760	6,420,499
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,835	4,400,739

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$695	$731,453
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	435	456,289
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	350	366,639
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.25%	01/01/2025	3,500	3,647,420
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	525	564,853
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,010	1,086,669
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,910	3,136,573
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,745	3,024,990
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	2,025	2,174,566
Series 2014, Ref. Motor Fuel Tax RB (INS–AGM)(c)	5.00%	01/01/2032	1,200	1,361,952
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	895	1,027,961
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,475	3,684,299
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,155,510
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,668,215
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS–AGM)(c)	6.75%	04/15/2017	285	295,990
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB(d)(e)	5.50%	10/01/2018	1,860	2,046,558
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(b)	5.38%	08/15/2024	3,500	3,899,385
Series 2009 A, RB(b)	5.75%	08/15/2030	2,000	2,293,020
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2007 A, RB(d)(e)	5.75%	11/15/2017	4,500	4,778,910
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,866,477
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	366	45,567
Series 2016 B, RB	5.63%	05/15/2020	2,074	2,100,319
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	1,900	2,189,769
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,010,610
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/2018	2,885	3,295,651
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,518,077
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB(d)(e)	5.50%	08/01/2017	4,500	4,699,260
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB(e)	7.00%	02/15/2018	630	665,123
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/2038	2,455	2,759,837
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)	5.50%	08/15/2041	3,565	4,086,132
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/2052	3,720	4,390,307
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/2050	3,375	3,644,730
Series 2015 A, RB	5.50%	06/15/2053	1,800	2,117,556
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(c)(g)	0.00%	12/15/2029	2,800	1,755,824
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(c)	5.25%	06/15/2031	1,235	1,441,615
Series 2014, Ref. RB (INS–AGM)(c)	5.25%	06/15/2032	1,125	1,308,938
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)	5.00%	01/01/2038	3,875	4,558,163
Series 2015 A, RB(b)	5.00%	01/01/2040	6,480	7,796,542
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,255	1,352,764
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2038	2,525	2,929,202
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,300	1,460,082
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,300	1,423,656
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,150	1,255,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	12/15/2041	$1,800	$2,052,234
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	5,475	6,436,410
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	1,320	1,351,429
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(h)	7.00%	12/01/2042	715	747,625
				139,198,607

Indiana–5.01%
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(b)(d)(e)	5.00%	11/15/2016	5,600	5,652,304
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,505	4,151,602
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB(d)(e)	6.75%	03/01/2019	2,200	2,529,604
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(h)	5.25%	09/01/2034	895	991,615
Series 2014, RB(h)	5.25%	09/01/2040	2,585	2,845,232
Series 2014, RB(h)	5.00%	09/01/2046	1,535	1,652,274
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(h)	5.00%	07/01/2040	3,960	4,495,630
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2035	500	572,645
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2048	590	660,074
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,525	1,655,540
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,680	3,981,981
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB	5.25%	01/01/2034	1,500	1,802,445
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,715	2,080,004
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)	5.00%	02/01/2030	3,300	3,897,696
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS–AGM)(c)(g)	0.00%	01/15/2019	1,280	1,243,059
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	6.75%	01/01/2034	1,500	1,889,130
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(f)	5.75%	09/01/2042	500	512,925
				40,613,760

Iowa–0.71%
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	2,000	2,094,380
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	2,400	2,499,432
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,145	1,147,988
				5,741,800

Kansas–1.11%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(b)	5.75%	11/15/2038	3,800	4,367,948
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,400	1,690,962
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,470	2,958,764
				9,017,674

Kentucky–3.09%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(c)	5.75%	12/01/2028	2,300	2,445,360
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,365	1,588,819
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,445	1,674,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.00%	06/01/2030	$1,000	$1,140,870
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,850	2,131,163
Series 2010 A, Hospital RB	6.50%	03/01/2045	3,400	3,926,660
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	2,190	2,427,221
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	2,465	2,732,009
Series 2009, Ref. RB (INS–AGC)(c)	5.25%	02/01/2024	280	308,666
Series 2009, Ref. RB (INS–AGC)(c)	5.25%	02/01/2025	315	346,929
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,192,560
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/2036	3,915	3,931,521
Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,221,570
				25,067,944

Louisiana–2.05%
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB(h)	8.00%	07/01/2039	2,085	1,206,485
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB(d)(e)	6.75%	06/01/2018	3,100	3,430,305
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,260	1,471,982
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(d)	4.00%	06/01/2022	1,000	1,114,310
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	3,750	3,839,363
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	885	1,011,148
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	885	1,003,563
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,680	1,936,721
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,415	1,619,850
				16,633,727

Maryland–1.41%
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/2040	960	963,197
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB(d)(e)	5.50%	07/01/2017	1,915	1,987,540
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,907,080
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	2,935	3,603,975
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,565	1,751,579
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,110	1,246,153
				11,459,524

Massachusetts–3.64%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,455	1,647,875
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2007, RB(d)(e)	5.00%	10/01/2017	2,515	2,636,399
Series 2007, RB	5.00%	10/01/2032	185	193,575
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2032	6,000	6,767,940
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB(b)	5.00%	10/01/2038	7,000	7,331,100
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/2032	1,225	1,498,334

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS–AMBAC)(b)(c)	4.50%	08/15/2035	$5,740	$5,933,094
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB(b)	5.00%	08/01/2031	3,000	3,539,010
				29,547,327

Michigan–2.15%
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB	5.00%	04/15/2041	2,925	3,575,315
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,275	1,437,384
Series 2014 C-3, Ref. Local Government Loan Program RB (INS–AGM)(c)	5.00%	07/01/2030	2,785	3,334,341
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	640	748,205
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(c)	5.00%	07/01/2035	1,250	1,472,000
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	640	758,925
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,330	2,738,892
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	3,000	3,375,930
				17,440,992

Minnesota–0.91%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(d)(e)	6.38%	11/15/2018	2,750	3,095,317
Series 2008 A, Health Care System RB(d)(e)	6.63%	11/15/2018	1,850	2,092,406
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB(d)(e)	5.25%	11/15/2016	2,200	2,221,956
				7,409,679

Missouri–1.75%
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/2038	1,700	1,708,534
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	2,500	2,539,950
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,668,766
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	240	247,908
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/2035	1,200	1,313,724
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	890	891,922
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,250	1,280,662
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB(d)(e)	6.38%	12/01/2017	975	1,045,727
Series 2007 A, Senior Living Facilities RB(d)(e)	6.38%	12/01/2017	2,335	2,504,381
				14,201,574

Nebraska–1.13%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/2032	1,500	1,710,435
Series 2012, Gas RB	5.25%	09/01/2037	1,500	1,720,410
Series 2012, Gas RB	5.00%	09/01/2042	2,750	3,101,450
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,723,320
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	755	919,356
				9,174,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–1.45%
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(b)(d)(e)	5.00%	06/01/2018	$4,300	$4,629,767
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(b)(d)(e)	5.00%	06/01/2018	3,300	3,553,077
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB(d)(e)	5.25%	06/01/2017	3,460	3,580,858
				11,763,702

New Jersey–5.71%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,475	2,793,433
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(h)	5.13%	01/01/2034	1,250	1,457,638
Series 2013, Private Activity RB(h)	5.38%	01/01/2043	1,000	1,164,560
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS–NATL)(c)	5.90%	03/15/2021	19,165	20,811,657
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/2017	2,095	2,175,238
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,545	1,791,041
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	900	1,056,060
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,735	5,789,827
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,120	4,159,717
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,070	1,049,178
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	4,130	4,070,817
				46,319,166

New Mexico–0.72%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,125	3,552,781
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)	6.38%	08/01/2032	2,050	2,272,487
				5,825,268

New York–17.60%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	2,070	2,448,479
Series 2009, RB(d)(e)	6.38%	01/15/2020	860	1,020,811
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,100	3,100,248
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB(d)(e)	5.25%	11/15/2019	4,000	4,582,080
Series 2010 D, RB	5.25%	11/15/2026	7,500	8,816,175
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS–NATL)(c)(h)	5.75%	12/01/2022	3,000	3,065,970
Series 1997 6, Special Obligation RB (INS–NATL)(c)(h)	5.75%	12/01/2025	3,000	3,059,850
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	3,000	3,536,520
New York (City of) Municipal Water Finance Authority;
Series 2008 AA, Water & Sewer System RB(b)(d)(e)	5.00%	06/15/2018	8,450	9,115,015
Series 2012 FF, Water & Sewer System RB(b)	5.00%	06/15/2045	9,285	11,023,524
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB(e)	5.40%	01/01/2018	4,300	4,458,799
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(b)	5.25%	01/15/2039	5,300	5,828,887
Series 2013, Sub. Future Tax Sec. RB(b)	5.00%	11/01/2038	10,155	12,307,657
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	7,000	8,386,490
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds(b)	5.00%	02/01/2026	7,225	7,665,075
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB(b)	5.00%	03/15/2030	3,390	3,997,827
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,900	3,461,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB(d)(e)	5.00%	10/01/2019	$2,775	$3,143,326
Series 2009 C, School Districts Bond Financing Program RB (INS–AGC)(c)	5.00%	10/01/2024	225	250,749
Series 2014 C, State Personal Income Tax RB(b)	5.00%	03/15/2040	5,655	6,858,723
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/2026	2,800	3,088,988
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/2027	3,100	3,418,308
New York (State of) Thruway Authority;
Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(b)	5.00%	04/01/2029	5,670	6,628,117
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,770	2,192,658
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(b)	5.00%	12/15/2031	2,910	3,610,670
New York City Housing Development Corp. (Monteflore Medical Center); Series 1993 A, VRD Residential Special Obilgation RB (LOC–JPMorgan Chase Bank, N.A.)(l)(m)	0.64%	05/01/2030	1,000	1,000,000
New York City Housing Development Corp.; Series 2007 E-1, MFH RB(h)	5.35%	11/01/2037	2,400	2,456,712
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	5,450	6,340,693
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Speical Facilities RB(h)	5.00%	08/01/2026	1,745	1,948,188
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2041	2,590	2,996,086
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2046	2,590	2,986,218
				142,794,051

North Carolina–2.94%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(l)	0.59%	01/15/2037	5,000	5,000,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,510	9,163,477
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(h)	5.00%	06/30/2054	1,255	1,412,151
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(d)(e)	5.00%	01/01/2019	6,510	7,162,237
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	1,050	1,075,546
				23,813,411

North Dakota–0.13%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,090,060

Ohio–7.88%
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	4,201,571
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,304,176
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	8,090	8,089,757
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	1,150	1,268,818
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	450	456,845
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(b)	5.00%	11/15/2036	3,685	4,221,241
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,200	1,431,456
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	04/01/2024	4,800	5,097,600
Series 2006 A, Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	02/01/2024	4,500	4,778,550
Series 2006 B, Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	02/01/2024	4,525	4,805,550
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/2037	3,500	4,381,055
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB(b)(d)(e)	5.00%	04/28/2018	1,625	1,742,488
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB(b)	5.00%	01/01/2027	4,000	4,378,760
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS–AGM)(c)(h)	5.00%	12/31/2039	825	964,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS–BHAC)(b)(c)(h)	4.80%	09/01/2036	$8,000	$8,013,440
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	4,300	4,504,336
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	4.38%	06/01/2022	1,550	1,600,267
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,390	2,697,067
				63,937,707

Pennsylvania–2.30%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB(d)(e)	5.50%	03/01/2021	1,500	1,804,500
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2035	1,450	1,630,510
Series 2010 D, RB	5.00%	01/01/2040	1,500	1,685,160
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,900	3,311,800
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(l)(m)	0.58%	05/01/2032	800	800,000
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(c)	5.00%	06/01/2039	1,825	2,005,894
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,630	1,963,042
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	300	364,419
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	1,820	2,123,904
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,800	2,143,638
Subseries 2014 A-2, Sub. Conv. CAB RB(j)	5.13%	12/01/2039	1,000	845,280
				18,678,147

South Carolina–1.72%
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(c)	5.50%	02/01/2038	1,000	1,100,660
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,906,400
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	535	561,624
Series 2012, Ref. Sub. CAB RB(g)	0.00%	11/15/2047	215	24,726
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/2036	1,400	1,401,190
South Carolina (State of) Ports Authority;
Series 2015, RB(h)	5.25%	07/01/2050	1,905	2,236,984
Series 2015, RB(h)	5.25%	07/01/2055	1,380	1,614,297
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(b)	5.00%	01/01/2033	4,500	5,103,405
				13,949,286

South Dakota–0.46%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,660	1,949,388
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,749,468
				3,698,856

Tennessee–0.60%
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB(b)(d)(e)	5.25%	03/01/2018	4,550	4,860,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–21.47%
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	$1,750	$2,105,845
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(c)	5.00%	08/15/2018	1,875	2,013,900
Series 2009, Ref. & Improvement RB (INS–AGC)(c)	5.00%	08/15/2019	2,200	2,437,468
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	3,525	4,051,952
Series 2013 A, Joint Improvement RB(h)	5.00%	11/01/2030	1,700	2,005,439
Series 2014 A, Ref. RB(h)	5.25%	11/01/2026	1,000	1,229,820
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	08/15/2037	7,960	8,574,114
Harris (County of);
Series 2009 A, Sr. Lien Toll Road RB(b)(d)(e)	5.00%	08/15/2019	1,000	1,124,710
Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2041	865	1,068,275
Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2047	450	552,227
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(e)	7.25%	12/01/2018	1,200	1,375,920
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,550	1,724,778
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(b)(c)	5.00%	11/15/2036	12,800	13,481,728
Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/2031	1,215	1,441,561
Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/2033	3,120	3,701,786
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds(b)(d)(e)	5.00%	02/01/2017	5,025	5,119,118
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,360	1,476,579
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,380,518
Lower Colorado River Authority;
Series 2012 A, Ref. RB(d)(e)	5.00%	05/15/2022	5	6,083
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,822,781
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB(d)(e)	5.50%	02/15/2017	1,650	1,687,240
Series 2009, Ref. & Improvement RB(d)(e)	6.25%	02/15/2019	1,450	1,645,866
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	1,805	2,129,106
North Texas Tollway Authority;
Series 2008, Ref. First Tier System RB(d)(e)	5.63%	01/01/2018	875	933,117
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	875	937,466
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	1,245	1,333,881
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	132,808
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	175	186,195
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	125	131,779
Series 2008 F, Ref. Second Tier System RB(d)(e)	5.75%	01/01/2018	4,300	4,592,701
Series 2011 A, Special Projects System RB(b)	5.50%	09/01/2036	4,365	5,243,456
Series 2015 B, Ref. RB(b)	5.00%	01/01/2040	10,095	11,835,378
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,695	3,233,434
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/2035	1,250	1,431,050
Tarrant (County of) Regional Water District;
Series 2012, Ref. & Improvement RB	5.00%	03/01/2037	5,000	5,940,900
Series 2012, Ref. & Improvement RB	5.00%	03/01/2042	6,050	7,174,392
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,029,720
Series 2007, Retirement Facility RB	5.75%	11/15/2037	825	844,709
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB(d)(e)	5.25%	11/15/2017	3,075	3,247,999
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,925	4,080,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	$650	$664,346
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(c)	6.25%	07/01/2028	4,900	5,466,391
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	3,555	1,693,531
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	4,635	2,107,766
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(b)(d)(e)	5.00%	04/01/2018	8,700	9,302,301
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	3,780	4,402,150
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	4,000	4,463,880
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,970	7,567,214
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,749,210
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,410	1,636,150
Series 2012, Gas Supply RB	5.00%	12/15/2029	1,325	1,531,634
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,860	5,584,189
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,000	2,365,760
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	7.00%	12/31/2038	1,500	1,902,330
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	3,285	3,363,939
University of Texas System Board of Regents; Series 2016 F, Financing System RB	5.00%	08/15/2047	2,595	3,886,194
				174,153,175

Utah–2.25%
University of Utah; Series 2013 A, RB(b)	5.00%	08/01/2043	14,235	17,153,887
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	1,100	1,130,316
				18,284,203

Virgin Islands–0.34%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	2,775	2,786,572

Virginia–1.20%
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(h)	6.00%	01/01/2037	1,000	1,194,230
Series 2012, Sr. Lien RB(h)	5.50%	01/01/2042	3,650	4,225,787
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(h)	5.00%	07/01/2034	3,605	3,983,958
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	318	323,063
				9,727,038

Washington–4.12%
Chelan (County of) Public Utility District No. 1;
Series 2011 A, Ref. Consolidated RB(h)	5.50%	07/01/2025	1,080	1,280,956
Series 2011 A, Ref. Consolidated RB(h)	5.50%	07/01/2026	1,175	1,388,509
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,950	2,041,611
Washington (State of) (SR 520 Corridor Program — Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)	5.00%	06/01/2032	2,000	2,348,160
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)	5.00%	06/01/2041	13,370	15,496,365
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)	5.00%	02/01/2041	3,495	3,877,458
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(e)	6.25%	05/15/2021	1,525	1,900,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(f)	6.00%	01/01/2027	$2,325	$2,409,490
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,664,045
				33,407,278

West Virginia–1.05%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB(d)(e)	5.63%	06/01/2017	250	259,298
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,290	1,296,837
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	1,500	1,593,300
Series 2008, RB	6.25%	10/01/2023	1,695	1,798,683
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,630	1,842,242
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,535	1,734,872
				8,525,232

Wisconsin–2.06%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB(e)	5.50%	12/15/2020	2,000	2,381,540
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(h)	5.38%	11/01/2021	700	731,227
Series 2007 B, Collateralized Utility RB(h)	5.75%	11/01/2037	625	653,887
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(d)(e)	6.63%	02/15/2019	1,825	2,089,607
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(b)(h)	5.30%	09/01/2023	839	863,809
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(b)	5.00%	03/01/2046	6,060	7,260,365
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	969,536
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,545	1,730,384
				16,680,355

Wyoming–0.50%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(h)	5.60%	12/01/2035	2,000	2,007,798
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,850	2,076,086
				4,083,884
TOTAL INVESTMENTS(n)–165.22% (Cost $1,215,424,771)				1,340,286,994
FLOATING RATE NOTE OBLIGATIONS–(32.89)%
Notes with interest and fee rates ranging from 1.08% to 1.53% at 08/31/2016 and contractual maturities of collateral ranging from 06/01/2022 to 10/01/2052 (See Note 1J)(o)				(266,805,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.69)%				(273,277,595)
OTHER ASSETS LESS LIABILITIES–1.36%				10,990,287
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$811,194,686

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates

RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $26,414,714, which represented 3.26% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2016 was $10, which represented less than 1% of the Trust’s Net Assets.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2016. At August 31, 2016, the Trust’s investments with a value of $458,568,062 are held by TOB Trusts and serve as collateral for the $266,805,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2016

Revenue Bonds	76.8%
Pre-refunded Bonds	15.5
General Obligation Bonds	7.2
Other	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Trust for Investment Grade Municipals

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,215,424,771)	$1,340,286,994
Receivable for:
Investments sold	3,123,829
Interest	15,947,703
Custody expenses reimbursed	157,917
Investment for trustee deferred compensation and retirement plans	3,857
Other assets	27,044
Total assets	1,359,547,344

Liabilities:
Floating rate note obligations	266,805,000
Variable rate muni term preferred shares ($0.01 par value, 2,733 shares issued with liquidation preference of $100,000 per share)	273,277,595
Payable for:
Investments purchased	3,799,547
Amount due custodian	3,941,434
Dividends	95,040
Accrued interest expense	343,268
Accrued trustees’ and officers’ fees and benefits	4,715
Accrued other operating expenses	82,202
Trustee deferred compensation and retirement plans	3,857
Total liabilities	548,352,658
Net assets applicable to common shares	$811,194,686

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$764,538,427
Undistributed net investment income	2,882,215
Undistributed net realized gain (loss)	(81,088,179)
Net unrealized appreciation	124,862,223
$811,194,686

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	54,225,296
Net asset value per common share	$14.96
Market value per common share	$14.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Trust for Investment Grade Municipals

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$29,308,258
Other income	680,388
Total income	29,988,646

Expenses:
Advisory fees	3,703,037
Administrative services fees	95,907
Interest, facilities and maintenance fees	3,493,065
Transfer agent fees	35,738
Trustees’ and officers’ fees and benefits	14,062
Registration and filing fees	27,992
Reports to shareholders	24,322
Professional services fees	18,327
Taxes	47,187
Other	28,642
Total expenses	7,488,279
Net investment income	22,500,367

Realized and unrealized gain from:
Net realized gain from investment securities	153,370
Change in net unrealized appreciation of investment securities	18,656,921
Net realized and unrealized gain	18,810,291
Net increase in net assets from operations applicable to common shares	$41,310,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Trust for Investment Grade Municipals

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$22,500,367	$48,279,162
Net realized gain (loss)	153,370	(1,356,413)
Change in net unrealized appreciation (depreciation)	18,656,921	(4,977,585)
Net increase in net assets from operations applicable to common shares	41,310,658	41,945,164
Distributions to shareholders from net investment income	(23,240,962)	(47,718,260)
Net increase (decrease) in net assets applicable to common shares	18,069,696	(5,773,096)

Net assets applicable to common shares:
Beginning of period	793,124,990	798,898,086
End of period (includes undistributed net investment income of $2,882,215 and $3,622,810, respectively)	$811,194,686	$793,124,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Trust for Investment Grade Municipals

Statement of Cash Flows

For the six months ended August 31, 2016

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$41,310,658

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(82,714,989)
Purchases of short-term investments, net	(4,150,000)
Proceeds from sales of investments	73,038,840
Amortization of premium	2,404,201
Accretion of discount	(681,524)
Decrease in interest receivables and other assets	301,477
Increase in accrued expenses and other payables	89,989
Net realized gain from investment securities	(153,370)
Net change in unrealized appreciation on investment securities	(18,656,921)
Net cash provided by operating activities	10,788,361

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(23,256,618)
Increase in payable for amount due custodian	1,418,257
Proceeds from TOB Trusts	19,125,000
Repayments of TOB Trusts	(8,075,000)
Net cash provided by (used in) financing activities	(10,788,361)
Net decrease in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$3,368,512

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Trust for Investment Grade Municipals (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

24                         Invesco Trust for Investment Grade Municipals

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual

25                         Invesco Trust for Investment Grade Municipals

interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are restated in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

26                         Invesco Trust for Investment Grade Municipals

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2016, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Trust engaged in securities purchases of $13,702,205 and securities sales of $10,802,682, which did not result in net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2016 were $259,034,000 and 1.13%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

27                         Invesco Trust for Investment Grade Municipals

The Trust had a capital loss carryforward as of February 29, 2016 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$40,510,505	$—	$40,510,505
February 28, 2018	8,635,210	—	8,635,210
February 28, 2019	10,246,564	—	10,246,564
Not subject to expiration	5,507,161	12,680,424	18,187,585
	$64,899,440	$12,680,424	$77,579,864

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2016 was $83,700,748 and $74,305,230, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$127,551,502
Aggregate unrealized (depreciation) of investment securities	(3,787,259)
Net unrealized appreciation of investment securities	$123,764,243

Cost of investments for tax purposes is $1,216,522,751.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Beginning shares	54,225,296	54,225,296
Shares issued through dividend reinvestment	—	—
Ending shares	54,225,296	54,225,296

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 8, 2012, the Trust issued 2,733 Series 2015/6-VGM VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 8, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. On December 5, 2014, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2017, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1% to 4% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2016 were $273,300,000 and 1.37%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and

28                         Invesco Trust for Investment Grade Municipals

leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2016	$0.064	September 14, 2016	September 30, 2016
October 3, 2016	$0.064	October 14, 2016	October 31, 2016

29                         Invesco Trust for Investment Grade Municipals

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2016		Year ended February 29, 2016	Years ended February 28,			Year ended February 29, 2012
				2015	2014	2013
Net asset value per common share, beginning of period	$14.63		$14.73	$13.93	$15.18	$14.88	$13.01
Net investment income(a)	0.42		0.89	0.86	0.86	0.86	0.97
Net gains (losses) on securities (both realized and unrealized)	0.34		(0.11)	0.82	(1.19)	0.48	1.97
Distributions paid to preferred shareholders from net investment income	N/A		N/A	N/A	N/A	(0.00)	(0.01)
Total from investment operations	0.76		0.78	1.68	(0.33)	1.34	2.93
Less dividends paid to common shareholders	(0.43)		(0.88)	(0.88)	(0.92)	(1.04)	(1.06)
Net asset value per common share, end of period	$14.96		$14.63	$14.73	$13.93	$15.18	$14.88
Market value per common share, end of period	$14.07		$13.61	$13.39	$12.86	$15.15	$15.37
Total return at net asset value(b)	5.33%		6.16%	13.07%	(1.54)%	9.26%	23.39%
Total return at market value(c)	6.49%		8.64%	11.33%	(8.93)%	5.57%	28.54%
Net assets applicable to common shares, end of period (000’s omitted)	$811,195		$793,125	$798,898	$755,108	$822,980	$805,490
Portfolio turnover rate(d)	6%		10%	10%	12%	9%	15%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.84	%(e)	1.60%	1.64%	1.65%	1.57%	1.34	%(g)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.98	%(e)	1.00%	1.02%	1.03%	1.00%	1.08	%(g)
Without fee waivers and/or expense reimbursements	1.84	%(e)	1.60%	1.64%	1.65%	1.57%	1.40	%(g)
Ratio of net investment income before preferred share dividends	5.55	%(e)(f)	6.16%	5.99%	6.17%	5.73%	6.99%
Preferred share dividends	N/A		N/A	N/A	N/A	0.01%	0.07%
Ratio of net investment income after preferred share dividends	5.55	%(e)(f)	6.16%	5.99%	6.17%	5.72%	6.92%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(h)	$273,300		$273,300	$273,300	$273,300	$273,300	$273,350
Asset coverage per preferred share(h)(i)	$396,815		$390,203	$392,315	$376,292	$401,127	$98,668
Liquidating preference per preferred share(h)	$100,000		$100,000	$100,000	$100,000	$100,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $805,439.
(f)	Amount includes the effect of insurance settlement proceeds received related to ARPS previously issued by the Trust and the effect of a one-time reimbursement of custody expenses. The ratio of net investment income excluding these payments would have been 5.38%.
(g)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(h)	For the year ended February 29, 2012, amounts are based on ARPS outstanding.
(i)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.

N/A = Not Applicable

30                         Invesco Trust for Investment Grade Municipals

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Trust for Investment Grade Municipals (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the

Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End General & Insured Municipal Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not

31                         Invesco Trust for Investment Grade Municipals

provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rates of two closed end funds and above the rate of three closed end funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

32                         Invesco Trust for Investment Grade Municipals

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Trust for Investment Grade Municipals (the “Fund”) was held on August 26, 2016. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	Albert R. Dowden	47,777,557	1,446,502
	Eli Jones	47,874,300	1,349,759
	Raymond Stickel, Jr.	47,823,102	1,400,957
(2)	Prema Mathai-Davis	2,733	0

33                         Invesco Trust for Investment Grade Municipals

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06471	VK-CE-IGMUNI-SAR-1

ITEM 2.    CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Trust for Investment Grade Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.